Capital Management and Risk Policies - Summary of Breakdown of Minimum Capital Requirement (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of regulatory capital [abstract]
Credit Risk	$ 42,457,859	$ 29,148,582
Market Risk	1,419,264	904,939
Operational Risk	12,192,078	7,608,102
Minimum Capital Requirement	56,069,201	37,661,623
Integration	157,061,527	80,784,494
Excess	$ 100,992,326	$ 43,122,871